Share Capital - Reconciliation of Number of Shares Issued (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Shares
Balance, beginning of year (in shares)	72,206	72,206
Balance, end of year (in shares)	72,206	72,206
Amount
Balance, beginning of year	$ 152,084	$ 152,084
Balance, end of year	$ 152,084	$ 152,084